Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the CFS as HiTek Hong Kong Limited has no assessable profits for the years ended December 31, 2022, 2021 and 2020.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. Since the beginning of 2022, Huoerguosi did not enjoy the above preferential tax policy.

The Company’s income (loss) before income taxes includes the following for the years ended December 31.

	2022	2021	2020
Non-PRC operations	$(385,297)	$(328,672)	$(46,483)
PRC operations	2,254,260	2,540,883	2,004,584
Total income before income taxes	$1,868,963	$2,212,211	$1,958,101

Income tax expense was comprised of the followings for the years ended December 31.

	2022	2021	2020
Current tax expense
PRC	$276,190	$202,229	$26,946
Deferred tax expense
PRC	177,028	340,624	242,296
Total income tax expense	$453,218	$542,853	$269,242

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2022 and 2021 as follows.

	2022	2021
Deferred tax assets
Net operating loss	$5,313	$8,060
Deferred revenue	205,605	147,876
Unbilled cost	355,461	225,242
Unbilled interest expenses	34,592	-
Software amortization	267,039	290,149
Allowance for doubtful accounts	8,308	15,270
Inventories obsolescence	7,043	1,759
Unrealized losses on trading securities	1,809	1,966
Accrued Bonus	62,441	40,377
Other	31,819	27,491
Total deferred tax assets	979,430	758,190
Deferred tax liabilities
Unbilled revenue	(2,149,169)	(1,880,466)
Unbilled interest income	(69,149)	-
Deferred government subsidiary income	(42,806)	(46,511)
Unrealized gain on short-term investment	(2,796)	(23,742)
Other	(4,462)	(13,977)
Total deferred tax liabilities	(2,268,382)	(1,964,696)
Valuation allowance	(11,469)	(19,135)
Net deferred tax liabilities	$(1,300,421)	$(1,225,641)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2022	2021	2020
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in different jurisdictions	5.2%	3.7%	-%
Permanent difference
For inventory loss	-	-	0.1%
For deferred offering costs	0.0%	0.7%	(2.5)%
For others	(0.1)%	0.4%	0.8%
Tax holiday effect	(5.9)%	(5.3)%	(9.6)%
Effective tax rate	24.2%	24.5%	13.8%

Uncertain Tax Positions

The Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2022 and 2021.